Stockholders Deficit (Details) - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders Deficit
Number of shares, Options Outstanding, Beginning	4,162,067	3,812,953
Number of shares, Options Outstanding, granted	502,522	492,695
Number of shares, Options Outstanding, exercised	0	0
Number of shares, Options Outstanding, cancelled/forfeited	0	(143,581)
Number of shares, Options Outstanding, Ending Balance	4,664,589	4,162,067
Weighted average exercise price, option outstanding, Beginning Balance	$ 0.411	$ 0.26
Warrants, weighted average exercise price, options granted	1.67	1.64
Warrants,Weighted average exercise price, Options cancelled/forfeited	0	1.00
Weighted average exercise price, option outstanding, Ending Balance	$ 0.55	$ 0.411
Number of shares, Options Outstanding, Beginning	$ 1,708,677	$ 982,326
Number of shares, Options Outstanding, granted	837,087	808,020
Number of shares, options outstanding, exercised	0	0
Number of shares, Options Outstanding, forfeitures	0	(81,668)
Number of shares, Options Outstanding, Ending	$ 2,545,765	$ 1,708,677